GOING CONCERN	6 Months Ended
Dec. 31, 2020
Going Concern
GOING CONCERN

NOTE 2 - GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company had an accumulated deficit of $626,226 as of December 31, 2020. The Company incurred loss from operation and did not generate sufficient cash flow from its operating activities for the six months ended December 31, 2020. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company plans to rely on the proceeds from loans from both unrelated and related parties to provide the resources necessary to fund the development of the business plan and operations. The Company is also pursuing other revenue streams which could include strategic acquisitions or possible joint ventures of other business segments. However, no assurance can be given that the Company will be successful in raising additional capital.